Schedule of aging of trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade receivable	R$ 450,806	R$ 342,924
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivable	68,932	44,365
Later Than One Months And Not Later Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Trade receivable	69,299	57,198
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Trade receivable	55,764	51,521
Later Than One Eighty [Member]
IfrsStatementLineItems [Line Items]
Trade receivable	72,429	44,764
Financial assets neither past due nor impaired [member]
IfrsStatementLineItems [Line Items]
Trade receivable	R$ 184,382	R$ 145,076